UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2001

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA		February 6, 2002





Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total:  $98,430(thousands)


List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE



Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Abby National   Pref    002920601       502     20,000    Sole   n/a     none
Advanced PCs    Common  00790K109     1,761     60,000    Sole   n/a     none
Advanced Fiber  Common  00754A105     3,269    185,000    Sole   n/a     none
Ambac Financial Pref    023139405       379     15,000    Sole   n/a     none
Alliance Image  Common  018606202     3,050    250,000    Sole   n/a     none
American Health Common  02649V104     4,087    127,950    Sole   n/a     none
Apart Invst Tst Pref    03748R846       518     20,000    Sole   n/a     none
Apollo Group    Common  037604105     2,251     50,000    Sole   n/a     none
Alloy Inc       Common  19855105      2,584    120,000    Sole   n/a     none
Amsurg          Common  03232P405     2,240     82,000    Sole   n/a     none
Amer Pharmaceut Common  02886P109       104      5,000    Sole   n/a     none
Bell South      Pref    89826T200       504     20,000    Sole   n/a     none
Blackrock Muni  Common  09248E102       403     30,000    Sole   n/a     none
Blackrock Ins   Common  09247G108       240     16,000    Sole   n/a     none
BMC Software    Common  055921100     1,637    100,000    Sole   n/a     none
Brocade         Common  111621108       994     30,000    Sole   n/a     none
Cellegy         Common  15115L103     2,360    275,000    Sole   n/a     none
Citicorp Cap    Pref    17306N203       501     20,000    Sole   n/a     none
Citicorp Cap    Pref    17306R204       501     20,000    Sole   n/a     none
Cohen & Steers  Common  19247W102       294     20,000    Sole   n/a     none
Comerica        Pref    20034Y202       504     20,000    Sole   n/a     none
Corts Tst-Aon   Pref    22081V206       470     20,000    Sole   n/a     none
Corts Tst-Corni Pref    22081W105       490     20,000    Sole   n/a     none
Ciena           Common  171779101     1,646    115,000    Sole   n/a     none
Cleveland Elec  Pref    186127205       375     15,000    Sole   n/a     none
Corinthian Col. Common  218868107     2,045     50,000    Sole   n/a     none
Coinstar Inc    Common  19259P300     2,000     80,000    Sole   n/a     none
Digital Insight Common  25385P106     1,789     80,000    Sole   n/a     none
Dynacare Inc    Common  267920205       845     50,000    Sole   n/a     none
Fleet Bank      Pref    33889V207       622     25,000    Sole   n/a     none
Ford Motor Cred Pref    345397202       449     18,000    Sole   n/a     none
Gemstar-TV Guid Common  36866W106     1,385     50,000    Sole   n/a     none
Key Energy      Common  492914106       920    100,000    Sole   n/a     none
KV Pharmaceut   Common  482740206       885     30,000    Sole   n/a     none
Liberty Media   Pref    21988G593       456     19,000    Sole   n/a     none
Martek Biosci.  Common  572901106     4,350    200,000    Sole   n/a     none
MedAmicus       Common  584027106     2,777    178,500    Sole   n/a     none
Medix Resources Common  585011109       490    700,000    Sole   n/a     none
Molecular Diag. Common  60851R104     2,521  2,800,700    Sole   n/a     none
Morgan Stanley  Pref    61747N109       765     30,000    Sole   n/a     none
Multimedia Game Common  625453105     5,509    145,000    Sole   n/a     none
MTR Gaming Grp  Common  553769100     2,656    166,000    Sole   n/a     none
Novavox         Common  670002104       460     32,000    Sole   n/a     none
Nuveen          Common  67070Y109       132     10,000    Sole   n/a     none
Nuveen          Common  67070X101       136     10,000    Sole   n/a     none
Natl Rural Util Pref    637432600       376     15,000    Sole   n/a     none
Netscreen       Common  64117V107       332     15,000    Sole   n/a     none
Northwest Cap   Pref    667404206       260     10,000    Sole   n/a     none
Ocular Science  Common  675744106     1,340     57,000    Sole   n/a     none
Option Care     Common  683948103     2,268    116,000    Sole   n/a     none
Plato Learning  Common  72764Y100     1,772    106,665    Sole   n/a     none
Public Storage  Pref    74460D687       500     20,000    Sole   n/a     none
Penn National   Common  707569109     1,274     42,000    Sole   n/a     none
Regeneration    Common  75886N100     4,300    422,000    Sole   n/a     none
Saturn Cummins  Pref    80409Q200       250     10,000    Sole   n/a     none
Stericycle      Common  858912108     5,083     83,000    Sole   n/a     none
Special Hlth Prd Common 847461100       198    125,000    Sole   n/a     none
Sovereign Cap   Pref    84604E202       185      7,400    Sole   n/a     none
Quadramed Corp  Common  74730W101       148     17,500    Sole   n/a     none
TiVo            Common  888706108     1,333    203,500    Sole   n/a     none
Turnstone Sys   Common  900423104       496    125,000    Sole   n/a     none
US Bank         Pref    90347V203       260     10,000    Sole   n/a     none
Univ of Phoenix Common  037604204     1,304     40,000    Sole   n/a     none
US Physl Therpy Common  90337L108     2,909    180,000    Sole   n/a     none
USB Capital     Pref    90334V208       488     19,500    Sole   n/a     none
Verisign        Common  92343E102     3,994    105,000    Sole   n/a     none
Waste Connects  Common  941053100     3,719    120,000    Sole   n/a     none
Wells Fargo Cap Pref    94976Y207       884     35,000    Sole   n/a     none
Webex Comm.     Common  94767L109       969     39,000    Sole   n/a     none
Weight Watchers Common  948626106       507     15,000    Sole   n/a     none
Xilinx          Common  983919101       425     10,872    Sole   n/a     none
                                     98,430